787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 17, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Global SmallCap Portfolio and Mid Cap Value Opportunities Portfolio, series of Managed Account Series
(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 28, 2017, to the Prospectus, dated August 26, 2016, for the Global SmallCap Portfolio and the Mid Cap Value Opportunities Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated March 28, 2017 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC